Stock Based Compensation (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Schedule of the Company's Outstanding PSUs
A continuity schedule of the Company’s outstanding PSUs (assuming a performance factor of 100% is achieved over the performance period) and the Company’s PSU accrual from January 1, 2019 to December 31, 2020 is presented below:

(in thousands, except for number of PSUs outstanding)	Number of PSUs Outstanding	PSU accrual liability

At January 1, 2019	655,727	$ 10,756

Granted	191,410	-

Accrual related to the fair value of the PSUs outstanding	-	17,174

Foreign exchange adjustment	-	479
Paid	(229,050)	(9,325)

Forfeited	(13,395)	(15)

At December 31, 2019	604,692	$ 19,069

Granted	193,830	-

Accrual related to the fair value of the PSUs outstanding	-	21,526

Foreign exchange adjustment	-	614

Paid	(204,142)	(12,123)

Forfeited	(1,230)	(5)

At December 31, 2020	593,150	$ 29,081

Schedule of Performance Share Units Outstanding
A summary of the PSUs outstanding at December 31, 2020 is as follows:

Year of Grant	Year of Maturity	Number outstanding	Estimated Value Per PSU at Maturity	Anticipated Performance Factor at Maturity	Percent of Vesting Period Complete at Dec 31, 2020	PSU Liability at Dec 31, 2020
2018	2021	213,820	$43.82	200%	92%	17,297
2019	2022	186,730	$42.98	193%	59%	9,140
2020	2023	192,600	$42.40	122%	26%	2,644
		593,150				$ 29,081